Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Schedule of outstanding and exercisable options

December 31, 2019
Options outstanding			Options exercisable
	Number of	Weighted	Number of	Weighted
	options	average	options	average
	outstanding	remaining	exercisable	remaining
Exercise	at end of	contractual	at end of	contractual
prices *	year	Life	year	life
60.5	6,998	0.85	6,998	0.85
26.04	6,666	5.38	1,329	5.38
6.37	5,000	5.34	1,875	5.34
5.07	248,000	6.09	-	-
4.02	478,361	5.03	310,093	4.94

* In U.S. dollars per Ordinary Share.

Schedule of share-based compensation
	Year ended December 31
	2019	2018	2017
Research and development expenses	$549	$457	$333
General, administrative and marketing expenses	576	977	623
	$1,125	$1,434	$956

Option Granted to Employees [Member]
Statement Line Items [Line Items]
Schedule of number of shares issued granted options

	Year ended December 31, 2019
	Award amount	Exercise price range	Vesting period	Expiration
Employees	230,000	$5.07	4 years	7 years
Directors	301,390	$4.02- $5.07	4 years	7 years

	Year ended December 31, 2018
	Award amount	Exercise price range*	Vesting period	Expiration
Employees	93,000	$5.87	4 years	7 years
Directors	63,000	$7.74	4 years	7 years

	Year ended December 31, 2017
	Award amount	Exercise price range*	Vesting period	Expiration
Employees	182,000	$8.34	4 years	7 years
Directors	9,720	$0- $4.75	0-4 years	7 years

*	Exercise price range before reduction of exercise price as of October 27, 2019

Schedule of fair value options granted

	2019	2018	2017
Value of one ordinary share	$5.7-$5.93	$5.34-$7.83	$4.89-$7.44
Dividend yield	0%	0%	0%
Expected volatility	61.31%-62.56%	62.63%	57.78%-62.55%
Risk-free interest rate	2%	2%	2%
Expected term	4-5.5 years	4 years	4 years

Schedule of changes in number of options granted

	Year ended December 31,
	2019			2018		2017
	Number of options	Weighted average exercise price		Number of options	Weighted average exercise price*	Number of options	Weighted average exercise price*
Options outstanding at the beginning of the year	512,615	$15.09		385,115	$17.68	205,592	$27.10
Granted	531,390	5.09		156,000	7.55	191,720	8.07
Exercised	(6,076)	1.30		-	-	-	-
Expired	(11,891)	23.83		(2,500)	24.01	(7,102)	24.89
Forfeited	(304,677)	5.84		(26,000)	7.42	(5,095)	25.96
Options outstanding at the end of the year	721,361	$4.38	*	512,615	$15.09	385,115	$17.68
Options exercisable at the end of the year	310,093	$4.02	*	211,906	$20.28	131,265	$22.29

*	After repricing- see Note 8(B)(2)(a).

Option Granted to Non-Employees [Member]
Statement Line Items [Line Items]
Schedule of fair value options granted
	2019	2018	2017
Value of one ordinary share	$5.93	$5.36	-
Dividend yield	0%	0%	-
Expected volatility	62%	58%	-
Risk-free interest rate	2%	2%	-
Expected term	4 years	4 years	-

Schedule of changes in number of options granted

	Year ended December 31
	2019		2018		2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price*	Number of options	Weighted average exercise price*
Options outstanding at the beginning of the year	18,664	$33.44	13,664	$43.52	13,664	$43.52
Granted	5,000	5.07	5,000	5.87	-	-
Options outstanding at the end of the year	23,664	$27.44	18,664	$33.44	13,664	$43.52
Options exercisable at the end of the year	10,202	$46.03	8,165	$51.21	7,831	$52.57